Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	$ (6,457,104)	$ (5,764,711)
Property plant and equipment and intangible assets, Ending balance	(7,255,084)	(6,457,104)
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(8,272,260)	(7,386,695)
Additions	1,051,244	936,121
Disposals	(50,856)	(46,795)
Reclassification and other	1,443	2,915
Effect of currency translation	15,839	(6,676)
Property plant and equipment and intangible assets, Ending balance	(9,289,930)	(8,272,260)
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,815,156)	(1,621,984)
Depreciation and amortization	(251,601)	(228,524)
Depreciation and amortization of disposals	39,040	34,143
Reclassification and other	(1,443)	(1,404)
Effect of currency translation	(5,686)	2,613
Property plant and equipment and intangible assets, Ending balance	(2,034,846)	(1,815,156)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,651,236)	(1,637,723)
Property plant and equipment and intangible assets, Ending balance	(1,783,654)	(1,651,236)
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(2,713,263)	(2,621,214)
Additions	36,527	28,801
Disposals	(2,016)	(4,510)
Reclassified between assets	170,344	72,340
Reclassification and other		(317)
Effect of currency translation	8,944	(4,265)
Property plant and equipment and intangible assets, Ending balance	(2,927,062)	(2,713,263)
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,062,027)	(983,491)
Depreciation and amortization	(78,024)	(80,992)
Depreciation and amortization of disposals	476	728
Effect of currency translation	(3,833)	1,728
Property plant and equipment and intangible assets, Ending balance	(1,143,408)	(1,062,027)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(3,985,793)	(3,607,989)
Property plant and equipment and intangible assets, Ending balance	(4,373,577)	(3,985,793)
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(4,573,867)	(4,077,141)
Additions	34,534	23,445
Disposals	(15,860)	(10,300)
Reclassified between assets	505,771	482,177
Reclassification and other	1,381	1,404
Property plant and equipment and intangible assets, Ending balance	(5,099,693)	(4,573,867)
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(588,074)	(469,152)
Depreciation and amortization	(143,720)	(121,625)
Depreciation and amortization of disposals	7,059	4,107
Reclassification and other	(1,381)	(1,404)
Property plant and equipment and intangible assets, Ending balance	(726,116)	(588,074)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(314,717)	(111,919)
Property plant and equipment and intangible assets, Ending balance	(441,516)	(314,717)
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(314,717)	(111,919)
Additions	294,100	275,943
Reclassified between assets	(170,351)	(72,340)
Effect of currency translation	3,050	(805)
Property plant and equipment and intangible assets, Ending balance	(441,516)	(314,717)
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(407,998)	(308,696)
Property plant and equipment and intangible assets, Ending balance	(522,851)	(407,998)
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(407,998)	(308,696)
Additions	620,624	581,479
Reclassified between assets	(505,771)	(482,177)
Property plant and equipment and intangible assets, Ending balance	(522,851)	(407,998)
Land and Other Fixed Assets
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(36,301)	(36,259)
Property plant and equipment and intangible assets, Ending balance	(46,741)	(36,301)
Land and Other Fixed Assets | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(96,945)	(96,580)
Additions	14,719	6,221
Disposals	(1,069)	(6,298)
Reclassification and other	62	1,828
Effect of currency translation	3,407	(1,386)
Property plant and equipment and intangible assets, Ending balance	(114,064)	(96,945)
Land and Other Fixed Assets | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(60,644)	(60,321)
Depreciation and amortization	(5,745)	(5,828)
Depreciation and amortization of disposals	599	4,819
Reclassification and other	(62)
Effect of currency translation	(1,471)	686
Property plant and equipment and intangible assets, Ending balance	(67,323)	(60,644)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(61,059)	(62,125)
Property plant and equipment and intangible assets, Ending balance	(86,745)	(61,059)
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(165,470)	(171,145)
Additions	50,740	20,232
Disposals	(31,911)	(25,687)
Reclassified between assets	7
Effect of currency translation	438	(220)
Property plant and equipment and intangible assets, Ending balance	(184,744)	(165,470)
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(104,411)	(109,020)
Depreciation and amortization	(24,112)	(20,079)
Depreciation and amortization of disposals	30,906	24,489
Effect of currency translation	(382)	199
Property plant and equipment and intangible assets, Ending balance	$ (97,999)	$ (104,411)